UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      GARNET EQUITY CAPITAL HOLDINGS, INC.

Address:   825 Third Avenue, 40th Floor
           New York, NY 10022


Form 13F File Number: 28-12687


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph A. Cohen
Title:  President
Phone:  (212) 755-7577

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph A. Cohen                New York, NY                       4/29/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              37

Form 13F Information Table Value Total:  $      150,847
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
BED BATH & BEYOND INC        COM            075896100    3,501   80,000 SH       SOLE                 80,000      0    0
BEST BUY INC                 COM            086516101    3,850   90,500 SH       SOLE                 90,500      0    0
BRIGGS & STRATTON CORP       COM            109043109    2,925  150,000 SH       SOLE                150,000      0    0
C H ROBINSON WORLDWIDE INC   COM NEW        12541W209    2,793   50,000 SH       SOLE                 50,000      0    0
COLGATE PALMOLIVE CO         COM            194162103    4,689   55,000 SH       SOLE                 55,000      0    0
COWEN GROUP INC NEW          CL A           223622101    1,300  229,630 SH       SOLE                229,630      0    0
DEERE & CO                   COM            244199105    4,757   80,000 SH       SOLE                 80,000      0    0
ENERGY TRANSFER EQUITY LP    COM UT LTD PTN 29273V100    1,518   45,000 SH       SOLE                 45,000      0    0
ENPRO INDS INC               COM            29355X107    2,908  100,000 SH       SOLE                100,000      0    0
EXPEDITORS INTL WASH INC     COM            302130109    2,215   60,000 SH       SOLE                 60,000      0    0
EXXON MOBIL CORP             COM            30231G102    3,349   50,000 SH       SOLE                 50,000      0    0
HHGREGG INC                  COM            42833L108    1,893   75,000 SH       SOLE                 75,000      0    0
HOME DEPOT INC               COM            437076102    3,235  100,000 SH       SOLE                100,000      0    0
INTERNATIONAL BUSINESS MACHS COM            459200101    4,489   35,000 SH       SOLE                 35,000      0    0
ISHARES TR                   HIGH YLD CORP  464288513    1,326   15,000 SH       SOLE                 15,000      0    0
ISHARES TR INDEX             IBOXX INV CPBD 464287242    2,115   20,000 SH       SOLE                 20,000      0    0
KELLOGG CO                   COM            487836108    4,542   85,000 SH       SOLE                 85,000      0    0
KORN FERRY INTL              COM NEW        500643200    2,559  145,000 SH       SOLE                145,000      0    0
LOWES COS INC                COM            548661107    1,939   80,000 SH       SOLE                 80,000      0    0
MCDONALDS CORP               COM            580135101    4,003   60,000 SH       SOLE                 60,000      0    0
NAVISTAR INTL CORP NEW       COM            63934E108    2,237   50,000 SH       SOLE                 50,000      0    0
NUSTAR GP HOLDINGS LLC       UNIT RESTG LLC 67059L102    1,926   65,000 SH       SOLE                 65,000      0    0
PACCAR INC                   COM            693718108    3,372   77,800 SH       SOLE                 77,800      0    0
PEPSICO INC                  COM            713448108    3,308   50,000 SH       SOLE                 50,000      0    0
PHILIP MORRIS INTL INC       COM            718172109    2,347   45,000 SH       SOLE                 45,000      0    0
POWERSHS DB MULTI SECT COMM  DB AGRICULT FD 73936B408      727   30,000 SH       SOLE                 30,000      0    0
REGENCY ENERGY PARTNERS L P  COM UNITS LP   75885Y107    1,537   70,000 SH       SOLE                 70,000      0    0
RESOURCES CONNECTION INC     COM            76122Q105    1,914  100,000 SH       SOLE                100,000      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107    5,992   55,000 SH       SOLE                 55,000      0    0
SPDR SERIES TRUST            BRCLYS YLD ETF 78464A417    1,592   40,000 SH       SOLE                 40,000      0    0
SPDR S&P 500 ETF TR          UNIT SER 1 S&P 78462F103   49,725  425,000 SH       SOLE                425,000      0    0
SFN GROUP INC                COM            784153108    1,922  240,000 SH       SOLE                240,000      0    0
TRAVELERS COMPANIES INC      COM            89417E109    2,158   40,000 SH       SOLE                 40,000      0    0
UNITED PARCEL SERVICE INC    CL B           911312106    3,865   60,000 SH       SOLE                 60,000      0    0
VISA INC                     COM CL A       92826C839    4,552   50,000 SH       SOLE                 50,000      0    0
WALGREEN CO                  COM            931422109    2,782   75,000 SH       SOLE                 75,000      0    0
YAMANA GOLD INC              COM            98462Y100      985  100,000 SH       SOLE                100,000      0    0
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